Receivables - Summary of Receivables (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ (35,288)	$ (23,583)
Total	236,347	282,214
Services [Member] | Billed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	247,655	276,637
Services [Member] | Unbilled [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	8,260	9,840
Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables, gross	$ 15,720	$ 19,320